FINANCIAL RISK MANAGEMENT - Changes in liabilities arising from financing activities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning	₽ 841	₽ 577
Financing cash flows	(766)	182
Leases (non-cash)	18	80
Other	(2)	2
Balance at the end	91	841
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning	728	477
Financing cash flows	(728)	249
Other		2
Balance at the end		728
Lease liabilities.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning	113	100
Financing cash flows	(38)	(67)
Leases (non-cash)	18	80
Other	(2)
Balance at the end	₽ 91	₽ 113